Selling Expenses - Schedule of Selling Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Selling Expenses [Abstract]
Commission expenses	$ 318,780	$ 160,690	$ 214,057
Payroll expenses	1,437,423	1,334,551	1,427,750
Marketing and Promotion expenses	501,979	269,711	34,497
Transportation expenses	276,917	208,297	374,557
Share based compensation	654,595
Others	128,724	95,253	119,709
Total selling expenses	$ 3,318,418	$ 2,068,502	$ 2,170,570